Property and Equipment - Summary of Property and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 2,623,682	$ 2,650,653
Adjustments	2	(604)	$ (1,896)
Ending balance	2,825,904	2,623,682	2,650,653
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,498,059	3,394,636	3,135,839
Additions	362,466	141,440	279,683
Disposals	(55,107)	(38,740)	(20,886)
Adjustments		2,463
Reclassifications	(1,557)	(1,740)
Ending balance	3,803,861	3,498,059	3,394,636
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(874,377)	(743,983)	(630,503)
Depreciation for the year	(155,717)	(143,056)	(127,602)
Disposals	52,137	15,343	14,122
Adjustments		(2,681)
Ending balance	(977,957)	(874,377)	(743,983)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,301	6,301
Ending balance	6,301	6,301	6,301
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,301	6,301	6,301
Ending balance	6,301	6,301	6,301
Flight equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,324,490	2,358,937
Ending balance	2,366,166	2,324,490	2,358,937
Flight equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,115,242	3,030,361	2,707,019
Transfer of pre-delivery payments	28,674	27,585	161,169
Additions	158,557	94,348	178,582
Disposals	(54,114)	(36,812)	(16,773)
Adjustments		100
Reclassifications	3,870	(340)	364
Ending balance	3,252,229	3,115,242	3,030,361
Flight equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(790,752)	(671,424)	(567,341)
Depreciation for the year	(145,209)	(132,802)	(117,385)
Disposals	51,233	13,587	13,341
Adjustments		(14)
Reclassifications	(1,335)	(99)	(39)
Ending balance	(886,063)	(790,752)	(671,424)
Purchase deposits for flight equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	250,165	243,070
Ending balance	413,633	250,165	243,070
Purchase deposits for flight equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	250,165	243,070	321,175
Transfer of pre-delivery payments	(28,674)	(27,585)	(161,169)
Additions	192,196	34,680	83,064
Disposals	(54)
Ending balance	413,633	250,165	243,070
Ramp and miscellaneous [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	13,305	14,488
Ending balance	11,337	13,305	14,488
Ramp and miscellaneous [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	45,170	43,037	39,740
Additions	1,461	3,026	2,827
Disposals	(228)	(604)	(25)
Reclassifications	1,950	(289)	495
Ending balance	48,353	45,170	43,037
Ramp and miscellaneous [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(31,865)	(28,549)	(26,560)
Depreciation for the year	(3,811)	(3,724)	(3,214)
Disposals	200	524	23
Reclassifications	(1,540)	(116)	1,202
Ending balance	(37,016)	(31,865)	(28,549)
Furniture, fixture, equipment a and other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,026	4,056
Ending balance	4,565	4,026	4,056
Furniture, fixture, equipment a and other [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	29,607	25,947	25,308
Additions	3,392	1,878	2,269
Disposals	(711)	(1,226)	(864)
Adjustments		2,363
Reclassifications	(4,764)	645	(766)
Ending balance	27,524	29,607	25,947
Furniture, fixture, equipment a and other [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(25,581)	(21,891)	(18,197)
Depreciation for the year	(2,192)	(2,284)	(2,774)
Disposals	704	1,220	581
Adjustments		(2,667)
Reclassifications	4,110	41	(1,501)
Ending balance	(22,959)	(25,581)	(21,891)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	18,802	13,747
Ending balance	18,124	18,802	13,747
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	44,981	35,866	28,580
Additions	1,614	73	3,190
Disposals		(98)	(881)
Reclassifications	3,448	9,140	4,977
Ending balance	50,043	44,981	35,866
Leasehold improvements [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(26,179)	(22,119)	(18,405)
Depreciation for the year	(4,505)	(4,246)	(4,229)
Disposals		12	177
Reclassifications	(1,235)	174	338
Ending balance	(31,919)	(26,179)	(22,119)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,593	10,054
Ending balance	5,778	6,593	10,054
Construction in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,593	10,054	7,716
Additions	5,246	7,435	9,751
Disposals			(2,343)
Reclassifications	(6,061)	(10,896)	(5,070)
Ending balance	$ 5,778	$ 6,593	$ 10,054